Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 687,900,000
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$687.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.7%
Fixed Income Funds	37.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 687,900,000
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$687.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.7%
Fixed Income Funds	37.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Dynamic Bond Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 207,100,000
Holdings Count | $ / shares	1,036
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$207.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,036
Portfolio Turnover Rate	84%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	35.8%
U.S. Government Agency Obligations and Instrumentalities	34.2%
Non-U.S. Government Agency Obligations	13.8%
Sovereign Debt Obligations	5.7%
U.S. Treasury Obligations	5.2%
Bank Loans	2.7%
Repurchase Agreement	1.1%
Investment of Cash Collateral from Securities Loaned	1.0%
U.S. Treasury Bill	0.4%
Purchased Options	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Dynamic Bond Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 207,100,000
Holdings Count | $ / shares	1,036
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$207.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,036
Portfolio Turnover Rate	84%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	35.8%
U.S. Government Agency Obligations and Instrumentalities	34.2%
Non-U.S. Government Agency Obligations	13.8%
Sovereign Debt Obligations	5.7%
U.S. Treasury Obligations	5.2%
Bank Loans	2.7%
Repurchase Agreement	1.1%
Investment of Cash Collateral from Securities Loaned	1.0%
U.S. Treasury Bill	0.4%
Purchased Options	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 831,300,000
Holdings Count | $ / shares	247
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$831.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Portfolio Turnover Rate	55%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.1%
Bank of America Corp.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.7%
Chevron Corp.	2.6%
Wells Fargo & Co.	2.0%
Lowe’s Cos., Inc.	1.9%
Verizon Communications, Inc.	1.8%
Caterpillar, Inc.	1.7%
Philip Morris International, Inc.	1.6%

Sectors (% of Total Investments)
Financials	29.8%
Health Care	15.5%
Industrials	11.7%
Energy	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.4%
Communication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Materials	3.1%
Domestic Equity	1.1%
Real Estate	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 831,300,000
Holdings Count | $ / shares	247
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$831.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Portfolio Turnover Rate	55%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.1%
Bank of America Corp.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.7%
Chevron Corp.	2.6%
Wells Fargo & Co.	2.0%
Lowe’s Cos., Inc.	1.9%
Verizon Communications, Inc.	1.8%
Caterpillar, Inc.	1.7%
Philip Morris International, Inc.	1.6%

Sectors (% of Total Investments)
Financials	29.8%
Health Care	15.5%
Industrials	11.7%
Energy	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.4%
Communication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Materials	3.1%
Domestic Equity	1.1%
Real Estate	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Rotation Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 54,900,000
Holdings Count | $ / shares	462
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$54.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	462
Portfolio Turnover Rate	87%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	1.1%
Synchrony Financial	0.8%
Marathon Oil Corp.	0.7%
Builders FirstSource, Inc.	0.5%
Steel Dynamics, Inc.	0.7%
PulteGroup, Inc.	0.4%
United Airlines Holdings, Inc.	0.6%
Tyson Foods, Inc. Class A	0.6%
Coterra Energy, Inc.	0.4%
Owens Corning	0.5%

Sectors (% of Total Investments)
Financials	21.7%
Consumer Discretionary	16.5%
Industrials	14.9%
Materials	8.4%
Consumer Staples	7.5%
Energy	7.2%
Information Technology	6.3%
Health Care	6.3%
Utilities	4.9%
Communication Services	3.5%
Real Estate	2.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Rotation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 54,900,000
Holdings Count | $ / shares	462
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$54.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	462
Portfolio Turnover Rate	87%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	1.1%
Synchrony Financial	0.8%
Marathon Oil Corp.	0.7%
Builders FirstSource, Inc.	0.5%
Steel Dynamics, Inc.	0.7%
PulteGroup, Inc.	0.4%
United Airlines Holdings, Inc.	0.6%
Tyson Foods, Inc. Class A	0.6%
Coterra Energy, Inc.	0.4%
Owens Corning	0.5%

Sectors (% of Total Investments)
Financials	21.7%
Consumer Discretionary	16.5%
Industrials	14.9%
Materials	8.4%
Consumer Staples	7.5%
Energy	7.2%
Information Technology	6.3%
Health Care	6.3%
Utilities	4.9%
Communication Services	3.5%
Real Estate	2.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML High Yield Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 50,700,000
Holdings Count | $ / shares	259
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	259
Portfolio Turnover Rate	39%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.0%
Bank Loans	8.8%
Investment of Cash Collateral from Securities Loaned	4.4%
Commercial Paper	3.8%
Repurchase Agreement	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML High Yield Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 50,700,000
Holdings Count | $ / shares	259
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	259
Portfolio Turnover Rate	39%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.0%
Bank Loans	8.8%
Investment of Cash Collateral from Securities Loaned	4.4%
Commercial Paper	3.8%
Repurchase Agreement	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 182,200,000
Holdings Count | $ / shares	182
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$182.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	182
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	56.1%
U.S. Treasury Obligations	19.9%
Commercial Paper	13.7%
U.S. Government Agency Obligations and Instrumentalities	9.3%
Repurchase Agreement	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 182,200,000
Holdings Count | $ / shares	182
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$182.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	182
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	56.1%
U.S. Treasury Obligations	19.9%
Commercial Paper	13.7%
U.S. Government Agency Obligations and Instrumentalities	9.3%
Repurchase Agreement	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 44,700,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$44.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.3%
Fixed Income Funds	38.8%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 44,700,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$44.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.3%
Fixed Income Funds	38.8%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 76,400,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$76.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	77.5%
Fixed Income Funds	19.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 76,400,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$76.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	77.5%
Fixed Income Funds	19.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 626,600,000
Holdings Count | $ / shares	434
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$626.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	434
Portfolio Turnover Rate	106%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.9%
U.S. Government Agency Obligations and Instrumentalities	26.5%
Non-U.S. Government Agency Obligations	22.5%
Commercial Paper	11.9%
U.S. Treasury Obligations	3.9%
Investment of Cash Collateral from Securities Loaned	0.6%
Repurchase Agreement	0.5%
Sovereign Debt Obligations	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 626,600,000
Holdings Count | $ / shares	434
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$626.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	434
Portfolio Turnover Rate	106%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.9%
U.S. Government Agency Obligations and Instrumentalities	26.5%
Non-U.S. Government Agency Obligations	22.5%
Commercial Paper	11.9%
U.S. Treasury Obligations	3.9%
Investment of Cash Collateral from Securities Loaned	0.6%
Repurchase Agreement	0.5%
Sovereign Debt Obligations	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 119,400,000
Holdings Count | $ / shares	283
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	283
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.8%
Non-U.S. Government Agency Obligations	38.9%
Commercial Paper	12.4%
Repurchase Agreement	1.7%
Investment of Cash Collateral from Securities Loaned	1.6%
U.S. Treasury Obligations	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 119,400,000
Holdings Count | $ / shares	283
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	283
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.8%
Non-U.S. Government Agency Obligations	38.9%
Commercial Paper	12.4%
Repurchase Agreement	1.7%
Investment of Cash Collateral from Securities Loaned	1.6%
U.S. Treasury Obligations	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 122,400,000
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	100
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
Summit Materials, Inc. Class A	1.9%
Atkore, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.7%
Itron, Inc.	1.7%
AutoNation, Inc.	1.7%
KB Home	1.7%
Zurn Elkay Water Solutions Corp. Class C	1.7%
Korn Ferry	1.5%
PennyMac Financial Services, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	18.8%
Health Care	18.6%
Information Technology	14.2%
Financials	13.9%
Consumer Discretionary	8.7%
Materials	6.6%
Real Estate	6.5%
Energy	5.6%
Consumer Staples	2.7%
Utilities	2.0%
Communication Services	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 122,400,000
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	100
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
Summit Materials, Inc. Class A	1.9%
Atkore, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.7%
Itron, Inc.	1.7%
AutoNation, Inc.	1.7%
KB Home	1.7%
Zurn Elkay Water Solutions Corp. Class C	1.7%
Korn Ferry	1.5%
PennyMac Financial Services, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	18.8%
Health Care	18.6%
Information Technology	14.2%
Financials	13.9%
Consumer Discretionary	8.7%
Materials	6.6%
Real Estate	6.5%
Energy	5.6%
Consumer Staples	2.7%
Utilities	2.0%
Communication Services	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Strategic Emerging Markets Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 45,500,000
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$45.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	82
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co. Ltd.	5.2%
Kotak Mahindra Bank Ltd.	4.8%
H World Group Ltd. ADR	4.2%
Grupo Mexico SAB de CV Series B	3.8%
HDFC Bank Ltd.	3.8%
Fomento Economico Mexicano SAB de CV	2.8%
Tata Consultancy Services Ltd.	2.7%
Pernod Ricard SA	2.1%

Sectors (% of Total Investments)
Information Technology	24.6%
Financials	16.1%
Consumer Discretionary	12.1%
Consumer Staples	9.6%
Communication Services	8.2%
Industrials	6.9%
Health Care	6.3%
Materials	4.9%
Energy	3.5%
Real Estate	2.4%

Largest Countries (% of Total Investments)
China	17.4%
India	16.0%
Taiwan	14.5%
Mexico	10.3%
Republic of Korea	8.1%
Brazil	6.6%
France	4.2%
Japan	2.3%
Portugal	2.2%
Italy	2.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Strategic Emerging Markets Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 45,500,000
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$45.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	82
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co. Ltd.	5.2%
Kotak Mahindra Bank Ltd.	4.8%
H World Group Ltd. ADR	4.2%
Grupo Mexico SAB de CV Series B	3.8%
HDFC Bank Ltd.	3.8%
Fomento Economico Mexicano SAB de CV	2.8%
Tata Consultancy Services Ltd.	2.7%
Pernod Ricard SA	2.1%

Sectors (% of Total Investments)
Information Technology	24.6%
Financials	16.1%
Consumer Discretionary	12.1%
Consumer Staples	9.6%
Communication Services	8.2%
Industrials	6.9%
Health Care	6.3%
Materials	4.9%
Energy	3.5%
Real Estate	2.4%

Largest Countries (% of Total Investments)
China	17.4%
India	16.0%
Taiwan	14.5%
Mexico	10.3%
Republic of Korea	8.1%
Brazil	6.6%
France	4.2%
Japan	2.3%
Portugal	2.2%
Italy	2.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML U.S. Government Money Market Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 212,700,000
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$212.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Portfolio Turnover Rate	0%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Discount Notes	51.7%
U.S. Treasury Bill	36.4%
Repurchase Agreement	11.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds